Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2021
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2020	$21,908	$37,612	$30,000	$5,051	$3,874	$9,570	$291	$753	$109,059
Losses charge to allowance	(8,083)	(2)	(364)	—	(373)	(25)	(176)	(1)	(9,024)
Recoveries credited to allowance	1,943	—	171	—	60	164	46	—	2,384
Net losses charged to allowance	(6,140)	(2)	(193)	—	(313)	139	(130)	(1)	(6,640)
Provision (credit) charged to operations	7,410	(2,220)	5,847	(1,760)	512	(1,955)	111	10	7,955
Balance at December 31, 2021	$23,178	$35,390	$35,654	$3,291	$4,073	$7,754	$272	$762	$110,374

	December 31, 2020
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2019	$11,145	$18,152	$16,533	$1,786	$3,762	$7,535	$542	$823	$60,278
Adoption of ASU 2016-13	4,247	13,391	(4,292)	(355)	(1,580)	(429)	(225)	(410)	10,347
Losses charge to allowance	(8,936)	(19)	(55)	—	(160)	(124)	(280)	—	(9,574)
Recoveries credited to allowance	2,191	35	117	—	21	186	69	10	2,629
Net losses charged to allowance	(6,745)	16	62	—	(139)	62	(211)	10	(6,945)
Provision (credit) charged to operations	13,261	6,053	17,697	3,620	1,831	2,402	185	330	45,379
Balance at December 31, 2020	$21,908	$37,612	$30,000	$5,051	$3,874	$9,570	$291	$753	$109,059

	December 31, 2019
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2018	$12,596	$15,123	$19,353	$1,808	$3,467	$7,719	$447	$871	$61,384
Losses charge to allowance	(14,412)	(39)	(7,353)	—	(201)	(435)	(487)	(1)	(22,928)
Recoveries credited to allowance	2,196	113	318	—	26	286	40	—	2,979
Net losses charged to allowance	(12,216)	74	(7,035)	—	(175)	(149)	(447)	(1)	(19,949)
Provision (credit) charged to operations	10,765	2,955	4,215	(22)	470	(35)	542	(47)	18,843
Balance at December 31, 2019	$11,145	$18,152	$16,533	$1,786	$3,762	$7,535	$542	$823	$60,278

	December 31, 2021
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$298	$29	$1,501,554	$23,149
Commercial real estate: other construction & land development	589	70	1,667,524	35,320
Commercial real estate: farmland & commercial	562	—	2,710,494	35,654
Commercial real estate: multifamily	131	—	284,405	3,291
Residential: first lien	87	—	403,571	4,073
Residential: junior lien	—	—	464,173	7,754
Consumer	—	—	40,966	272
Foreign	—	—	134,797	762

Total	$1,667	$99	$7,207,484	$110,275

	December 31, 2020
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$1,189	$209	$1,784,747	$21,699
Commercial real estate: other construction & land development	17,496	70	1,829,261	37,542
Commercial real estate: farmland & commercial	439	—	2,288,869	30,000
Commercial real estate: multifamily	134	—	440,910	5,051
Residential: first lien	151	—	404,968	3,874
Residential: junior lien	38	—	593,987	9,570
Consumer	—	—	40,595	291
Foreign	—	—	138,970	753

Total	$19,447	$279	$7,522,307	$108,780

Loans accounted on non-accrual basis, by loan class

	December 31, 2021	December 31, 2020

	(Dollars in Thousands)
Domestic
Commercial	$298	$1,189
Commercial real estate: other construction & land development	589	17,496
Commercial real estate: farmland & commercial	562	439
Commercial real estate: multifamily	131	134
Residential: first lien	341	526
Residential: junior lien	—	38
Total non-accrual loans	$1,921	$19,822

Loans accounted for as trouble debt restructuring, by loan class

	December 31, 2021	December 31, 2020

	(Dollars in Thousands)
Domestic
Residential: first lien	$2,254	$4,078
Residential: junior lien	105	521
Consumer	878	989
Foreign	16	233
Total troubled debt restructuring	$3,253	$5,821

Information regarding the aging of past due loans, by loan class

	December 31, 2021
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$2,534	$303	$577	$577	$3,414	$1,498,438	$1,501,852
Commercial real estate: other construction & land development	499	334	188	188	1,021	1,667,092	1,668,113
Commercial real estate: farmland & commercial	18,164	172	644	307	18,980	2,692,076	2,711,056
Commercial real estate: multifamily	—	—	—	—	—	284,536	284,536
Residential: first lien	2,342	1,212	5,129	4,937	8,683	394,975	403,658
Residential: junior lien	747	115	1,055	1,055	1,917	462,256	464,173
Consumer	231	88	4	4	323	40,643	40,966
Foreign	1,319	232	1,574	1,574	3,125	131,672	134,797
Total past due loans	$25,836	$2,456	$9,171	$8,642	$37,463	$7,171,688	$7,209,151

	December 31, 2020
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$1,931	$1,109	$563	$318	$3,603	$1,782,333	$1,785,936
Commercial real estate: other construction & land development	1,059	854	16,587	—	18,500	1,828,257	1,846,757
Commercial real estate: farmland & commercial	2,435	219	186	186	2,840	2,286,468	2,289,308
Commercial real estate: multifamily	126	—	—	—	126	440,918	441,044
Residential: first lien	2,399	926	6,165	5,890	9,490	395,629	405,119
Residential: junior lien	561	247	1,197	1,197	2,005	592,020	594,025
Consumer	318	71	79	79	468	40,127	40,595
Foreign	478	180	568	568	1,226	137,744	138,970
Total past due loans	$9,307	$3,606	$25,345	$8,238	$38,258	$7,503,496	$7,541,754

Summary of the loan portfolio by credit quality indicator, by loan class

	2021	2020	2019	2018	2017	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2021
Domestic
Commercial
Pass	$1,041,763	$167,691	$77,579	$58,439	$37,104	$5,144	$1,387,720
Special Review	74,559	497	139	81	—	—	75,276
Watch List - Pass	33,920	—	—	—	—	10	33,930
Watch List - Substandard	3,581	273	716	57	—	1	4,628
Watch List - Doubtful	224	—	—	—	74	—	298
Total Commercial	$1,154,047	$168,461	$78,434	$58,577	$37,178	$5,155	$1,501,852
Commercial real estate: other construction & land development
Pass	$966,946	$312,389	$308,673	$37,124	$16,642	$2,439	$1,644,213
Special Review	—	—	211	—	—	—	211
Watch List - Pass	—	23,100	—	—	—	—	23,100
Watch List - Doubtful	485	104	—	—	—	—	589
Total Commercial real estate: other construction & land development	$967,431	$335,593	$308,884	$37,124	$16,642	$2,439	$1,668,113
Commercial real estate: farmland & commercial
Pass	$1,001,335	$680,777	$288,333	$417,353	$96,096	$97,119	$2,581,013
Special Review	929	1,292	—	3,448	61	—	5,730
Watch List - Pass	18,790	44,059	—	—	94	1	62,944
Watch List - Substandard	—	54,097	3,899	—	2,355	456	60,807
Watch List - Doubtful	—	224	337	—	—	1	562
Total Commercial real estate: farmland & commercial	$1,021,054	$780,449	$292,569	$420,801	$98,606	$97,577	$2,711,056
Commercial real estate: multifamily
Pass	$133,152	$40,766	$78,609	$10,632	$14,217	$7,029	$284,405
Watch List - Doubtful	—	131	—	—	—	—	131
Total Commercial real estate: multifamily	$133,152	$40,897	$78,609	$10,632	$14,217	$7,029	$284,536
Residential: first lien
Pass	$128,742	$52,725	$57,249	$49,259	$29,477	$85,838	$403,290
Watch List - Substandard	56	—	103	—	122	—	281
Watch List - Doubtful	—	87	—	—	—	—	87
Total Residential: first lien	$128,798	$52,812	$57,352	$49,259	$29,599	$85,838	$403,658
Residential: junior lien
Pass	$130,629	$123,062	$59,113	$30,603	$40,855	$79,911	$464,173
Total Residential: junior lien	$130,629	$123,062	$59,113	$30,603	$40,855	$79,911	$464,173
Residential: junior lien
Consumer
Pass	$32,053	$5,693	$1,370	$189	$9	$1,652	$40,966
Total Consumer	$32,053	$5,693	$1,370	$189	$9	$1,652	$40,966
Foreign
Pass	$74,811	$33,360	$9,223	$8,852	$4,790	$3,761	$134,797
Total Foreign	$74,811	$33,360	$9,223	$8,852	$4,790	$3,761	$134,797
Total Loans	$3,641,975	$1,540,327	$885,554	$616,037	$241,896	$283,362	$7,209,151

	2020	2019	2018	2017	2016	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2020
Domestic
Commercial
Pass	$1,168,671	$240,869	$145,670	$85,434	$13,901	$10,000	$1,664,545
Special Review	75,638	—	—	—	—	—	75,638
Watch List - Pass	39,886	11	—	3	—	17	39,917
Watch List - Substandard	3,360	683	289	—	315	—	4,647
Watch List - Doubtful	777	161	92	159	—	—	1,189
Total Commercial	$1,288,332	$241,724	$146,051	$85,596	$14,216	$10,017	$1,785,936
Commercial
Commercial real estate: other construction & land development
Pass	$773,165	$576,707	$320,308	$78,174	$10,534	$3,343	$1,762,231
Special Review	20,828	21,650	—	—	—	—	42,478
Watch List - Pass	23,101	1,451	—	—	—	—	24,552
Watch List - Doubtful	16,702	794	—	—	—	—	17,496
Total Commercial real estate: other construction & land development	$833,796	$600,602	$320,308	$78,174	$10,534	$3,343	$1,846,757
Commercial real estate: farmland & commercial
Pass	$884,070	$373,993	$386,268	$189,639	$202,500	$116,729	$2,153,199
Special Review	3,041	—	4,758	177	3,218	—	11,194
Watch List - Pass	61,637	942	277	80	—	—	62,936
Watch List - Substandard	53,809	4,986	—	2,269	475	1	61,540
Watch List - Doubtful	—	202	—	—	—	237	439
Total Commercial real estate: farmland & commercial	$1,002,557	$380,123	$391,303	$192,165	$206,193	$116,967	$2,289,308
Commercial real estate: multifamily
Pass	$74,577	$208,356	$82,818	$64,110	$6,801	$4,248	$440,910
Watch List - Doubtful	134	—	—	—	—	—	134
Total Commercial real estate: multifamily	$74,711	$208,356	$82,818	$64,110	$6,801	$4,248	$441,044
Residential: first lien
Pass	$81,004	$62,165	$72,299	$54,593	$29,250	$105,463	$404,774
Watch List - Pass	—	14	131	—	—	—	145
Watch List - Substandard	—	—	—	—	49	—	49
Watch List - Doubtful	86	—	—	—	—	65	151
Total Residential: first lien	$81,090	$62,179	$72,430	$54,593	$29,299	$105,528	$405,119
Residential: junior lien
Pass	$196,308	$108,276	$61,636	$75,056	$56,705	$94,454	$592,435
Special Review	740	—	—	812	—	—	1,552
Watch List- Doubtful	—	—	38	—	—	—	38
Total Residential: junior lien	$197,048	$108,276	$61,674	$75,868	$56,705	$94,454	$594,025
Consumer
Pass	$30,910	$7,159	$875	$225	$55	$1,371	$40,595
Total Consumer	$30,910	$7,159	$875	$225	$55	$1,371	$40,595
Foreign
Pass	$93,236	$19,092	$11,572	$6,192	$3,533	$5,345	$138,970
Total Foreign	$93,236	$19,092	$11,572	$6,192	$3,533	$5,345	$138,970
Total Loans	$3,601,680	$1,627,511	$1,087,031	$556,923	$327,336	$341,273	$7,541,754